Capital lease obligations:	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessor Disclosure [Text Block]

15. Capital lease obligations:

The Company leases certain of its equipment under capital leases. Each lease contract generally has a term of four years with a purchase option. No specific restrictions or guarantee provisions are included in the arrangement.

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2012	111
2013	86
2014	86
2015	83
2016	13
Total	379
Less amounts representing interest	(31)
Future payments on capital leases	348
Less current portion	97
Long term portion	251

Interest paid in the years ended December 31, 2009, 2010 and 2011 was approximately $14,000, $9,000 and $20,000, respectively.